Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Supplemental Information on Oil and Gas Producing Activities (Unaudited) [Abstract]
Balance - beginning
Net changes in prices and production costs	(412)
Net changes in future development costs	(203)
Sales of oil and gas produced, net
Extensions, discoveries and improved recovery
Purchases of reserves	527
Sales of reserves
Revisions of previous quantity estimates
Previously estimated development costs incurred
Net change income taxes
Accretion of discount
Balance - ending	$ (88)